Expense Example, No Redemption {- Fidelity Advisor Freedom® 2030 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-18 - Fidelity Advisor Freedom® 2030 Fund	May 28, 2022 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 663
3 Years	847
5 Years	1,043
10 Years	1,588
Class M
Expense Example, No Redemption:
1 Year	464
3 Years	704
5 Years	959
10 Years	1,668
Class C
Expense Example, No Redemption:
1 Year	169
3 Years	522
5 Years	895
10 Years	1,723
Class I
Expense Example, No Redemption:
1 Year	68
3 Years	210
5 Years	360
10 Years	777
Class Z
Expense Example, No Redemption:
1 Year	59
3 Years	182
5 Years	314
10 Years	$ 679